Long Term Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 08, 2021	Dec. 19, 2019	Dec. 09, 2016	Feb. 28, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt					$ 519,615	$ 503,541	$ 506,000
Term loan balance due							0
Loss on debt extinguishment					(7,257)		(7,203)
Mandatory prepayment amount						0	0
Accretion of original issue discount						3,700	2,700
Amortization of debt issuance costs						1,600	2,100
2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Delayed draw term loans	$ 50,000
Debt instrument, maturity description	The Initial Term Loans, Delayed Draw Term Loans and Revolving Credit Loans are each scheduled to mature on the earlier of February 16, 2026 or six months prior to maturity of our Debentures (as defined below) due in December 2024. The Initial Term Loans and Delayed Draw Term Loans may be voluntarily repaid at any time but may be subject to a prepayment premium. The Initial Term Loans and Delayed Draw Term Loans are required to be repaid under certain circumstances, including with Excess Cash Flow (as defined in the 2021 Credit Agreement), the proceeds of an Asset Sale or Casualty Event (each as defined in the 2021 Credit Agreement) and the proceeds of certain refinancing indebtedness.
Debt principal amount	$ 300,000
2021 Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio	7.00
2021 Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio	1.00
Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Delayed draw term loans	$ 50,000
Debt instrument, maturity description	The Initial Term Loans, Delayed Draw Term Loans and Revolving Credit Loans are each scheduled to mature on the earlier of February 16, 2026 and or six months prior to maturity of our Debentures due in December 2024. The Initial Term Loans and Delayed Draw Term Loans may be voluntarily repaid at any time, but may be subject to a prepayment premium. The Initial Term Loans and Delayed Draw Term Loans are required to be repaid under certain circumstances, including with Excess Cash Flow (as defined in the 2021 Credit Agreement), the proceeds of an Asset Sale or Casualty Event (each as defined in the 2021 Credit Agreement) and the proceeds of certain refinancing indebtedness.
Initial term loan borrowing	$ 300,000
Loss on debt extinguishment				$ (7,200)
Subsequent Event [Member] | 2021 Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio	7.00
Subsequent Event [Member] | 2021 Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio	1.00
Letter of Credit [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit loans	$ 10,000				600
Revolving Credit Facility [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit loans	40,000
Revolving Credit Facility [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit loans	40,000
Revolving Credit Loans [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit loans	$ 40,000
Available borrowing capacity					39,400
2016 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt closing fees			$ 600			13,600
2016 Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt issuance costs				$ 7,200
2016 Credit Agreement [Member] | Revolving Loan Commitment [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 30,000
Loan maturing date						Jun. 09, 2022
Revolving credit loans						$ 0	$ 0
Available borrowing capacity						29,300
2016 Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Revolving credit loans						$ 700
2016 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment					7,300
Maximum borrowing capacity					$ 30,000
Loan maturing date					Jun. 09, 2022
Adjusted Eurocurrency Rate [Member] | Revolving Credit Facility [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	4.00%
Adjusted Eurocurrency Rate [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	4.00%
LIBOR [Member] | 2016 Credit Agreement [Member] | Revolving Loan Commitment [Member]
Debt Instrument [Line Items]
Loan variable interest rate						5.375%
Loan variable interest rate option three						5.875%
Base Rate [Member] | Revolving Credit Facility [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	3.00%
Base Rate [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	3.00%
Term Loans and Delayed Draw Term Loans [Member]
Debt Instrument [Line Items]
Floor interest rate	1.00%
Term Loans and Delayed Draw Term Loans [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loans Amortize Rate	1.00%
Quarterly installment	$ 800
Term Loans and Delayed Draw Term Loans [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Floor interest rate	1.00%
Term Loans and Delayed Draw Term Loans [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loans Amortize Rate	1.00%
Term Loans and Delayed Draw Term Loans [Member] | Adjusted Eurocurrency Rate [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	6.50%
Term Loans and Delayed Draw Term Loans [Member] | Adjusted Eurocurrency Rate [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	6.50%
Term Loans and Delayed Draw Term Loans [Member] | Base Rate [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	5.50%
Term Loans and Delayed Draw Term Loans [Member] | Base Rate [Member] | Subsequent Event [Member] | 2021 Credit Agreement [Member]
Debt Instrument [Line Items]
Loan variable interest rate	5.50%
First Lien Facility [Member]
Debt Instrument [Line Items]
Initial term loan borrowing			340,000
Term loan maturity date					Dec. 09, 2022	Dec. 09, 2022
Payments for loans						$ 2,100
Debt instrument, date of first required payment						Mar. 31, 2017
Quarterly installment						$ 4,300
Term loan balloon payment						$ 259,300
Term loan interest rate per annum during period						5.875%	5.875%
Loan variable interest rate						0.00%
Term loan description of variable rate basis						For each interest period, the interest rate per annum was 5.875% plus the Adjusted Eurocurrency Rate which was defined as an amount equal to the Statutory Reserve Rate multiplied by the greatest of a) LIBOR, b) 0.00% per annum and c) solely with respect to the Initial Term Loans, 1.00% per annum.
Term loan balance due						$ 289,000	$ 306,000
First Lien Facility [Member] | 2016 Credit Agreement [Member]
Debt Instrument [Line Items]
Original issue discount			11,900
First Lien Facility [Member] | Adjusted Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Loan variable interest rate						1.00%	2.596%
First Lien Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Loan variable interest rate						1.00%
Second Lien Facility [Member]
Debt Instrument [Line Items]
Initial term loan borrowing			125,000			$ 125,000
Term loan maturity date					Dec. 09, 2023	Dec. 09, 2023
Term loan interest rate per annum during period						10.00%
Loan variable interest rate						0.00%
Loss on debt extinguishment							$ 7,200
Second Lien Facility [Member] | 2016 Credit Agreement [Member]
Debt Instrument [Line Items]
Original issue discount			$ 6,300
Second Lien Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Loan variable interest rate						1.00%
Convertible Debentures Due 2024 [Member]
Debt Instrument [Line Items]
Total debt					$ 221,115	$ 214,541	$ 200,000
Term loan maturity date		Dec. 19, 2024
Debt principal amount		$ 200,000
Debt interest rate		8.00%
Debt interest rate in cash		4.00%
Debt interest rate in kind		4.00%
Debt periodic payment					and bear interest at an annual rate of 4.00% in cash, payable quarterly, and 4.00% in kind, accrued quarterly, on the last business day of March, June, September and December.	The Debentures will bear interest at an annual rate of 4.00% in cash, payable quarterly, and 4.00% in kind, accrued quarterly, on the last business day of March, June, September and December.
Percentage of amount will add to principal amount					3.00%	3.00%
Principal amount of debt redeemed		100.00%
Debt conversion price per share		$ 18
Percentage of principal amount paid in event of default					25.00%	25.00%
Original issue discount		$ 13,700
Deferred closing fees		$ 900